INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Additional information regarding the Bank's most significant associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	$ 236,088,113		$ 220,076,482
Liabilities	207,282,494		193,421,257
Profits (loss)	3,214,567		2,786,435		$ 2,754,173
PA Viva Malls
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	2,563,824		2,301,567
Liabilities	13,176		11,304
Income from ordinary activities	568,971		417,942
Profits (loss)	393,292		271,648
Dividends	71,212		9,064
Proteccion S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	2,632,761	[1]	2,172,208	[2]
Liabilities	804,911	[1]	675,135	[2]
Income from ordinary activities	1,422,061	[1]	1,387,294	[2]
Profits (loss)	442,789	[1]	205,134	[2]
Dividends	22,622	[1]	37,861	[2]
Titularizadora Colombiana S.A. Hitos
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	149,737		151,447
Liabilities	16,471		16,911
Income from ordinary activities	36,193		50,213
Profits (loss)	12,472		14,923
Dividends	$ 3,639		$ 2,824

[1]	The difference between the net assets of Protección S.A. multiplied by the Bank's percentage of ownership, which amounted to COP 376,111 for the year ended December 31, 2019, and the carrying amount of the Bank's interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434.
[2]	Income fromCompany name Assets Liabilities ordinary activities Profits DividendsIn millions of COPPA Viva Malls 2,301,567 11,304 417,942 271,648 9,064Protección S.A.(1) 2,172,208 675,135 1,387,294 205,134 37,861Titularizadora Colombiana S.A. Hitos 151,447 16,911 50,213 14,923 2,824The difference between the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership, which amounted to COP 308,048 for the year ended December 31, 2018, and the carrying amount of the Bank’s interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434.